First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 0.1%
100,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (a)	$100,000
	(Cost $100,000)

Total Investments – 0.1%	100,000
(Cost $100,000)

Net Other Assets and Liabilities – 99.9%	85,316,841
Net Assets – 100.0%	$85,416,841
The following futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2022:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Australian Dollar Currency Futures	18	$1,349,370	Jun–22	$(2,114)
Brazilian Real Currency Futures	139	2,898,845	Apr–22	20,850
Brent Crude Oil Futures	4	418,840	Apr–22	73,170
Brent Crude Oil Futures	4	410,920	May–22	63,027
Brent Crude Oil Futures	5	477,550	Oct–22	(7,271)
Canola Futures	25	452,106	May–22	(35)
Cattle Feeder Futures	15	1,249,125	May–22	(5,050)
Corn Futures	17	636,437	May–22	37,062
Corn Futures	16	586,400	Jul–22	13,723
Corn Futures	14	478,625	Dec–22	23,679
Cotton No. 2 Futures	7	474,915	May–22	60,500
Cotton No. 2 Futures	38	2,509,330	Jul–22	253,111
E-mini Dow Futures	6	1,038,540	Jun–22	6,334
FTSE 100 Index Futures	31	3,048,535	Jun–22	77,314
FTSE MIB Index Futures	3	404,987	Jun–22	25,599
Gasoline RBOB Futures	3	397,013	Apr–22	20,546
Gasoline RBOB Futures	12	1,561,291	May–22	166,281
Gold 100 Oz. Futures	10	1,954,000	Jun–22	19,914
LME Aluminium Futures	18	1,571,175	Jun–22	4,650
LME Zinc Futures	12	1,256,550	Jun–22	49,350
Low Sulphur Gasoil “G” Futures	2	201,600	May–22	44,650
Low Sulphur Gasoil “G” Futures	3	288,675	Jun–22	6,400
Low Sulphur Gasoil “G” Futures	5	430,500	Dec–22	15,254
Mexican Peso Currency Futures	112	2,784,880	Jun–22	9,352
Natural Gas Futures	5	287,800	Jun–22	(8,440)
New Zealand Dollar Currency Futures	13	900,120	Jun–22	(2,254)
NY Harbor ULSD Futures	4	564,631	Apr–22	11,847
NY Harbor ULSD Futures	8	1,075,502	May–22	(1,374)
OMX 30® Futures	16	354,803	Apr–22	(665)
S&P TSX 60 IX Futures	8	1,685,686	Jun–22	26,285
Silver Futures	7	879,655	May–22	(1,347)
Soybean Meal Futures	56	2,618,000	May–22	75,231
Soybean Meal Futures	46	2,113,240	Jul–22	(44,422)
Soybean Meal Futures	20	823,000	Dec–22	(30,608)
Soybean Oil Futures	12	503,568	May–22	(38,957)
Soybean Oil Futures	27	2,184,638	May–22	(2,224)
Soybean Oil Futures	11	453,024	Jul–22	(21,436)
Soybean Oil Futures	18	1,438,200	Jul–22	(52,063)
Soybean Oil Futures	15	1,065,375	Nov–22	(46,588)
Soybean Oil Futures	10	381,240	Dec–22	(8,897)
SPI 200 Futures	18	2,518,441	Jun–22	89,777
Swiss Market Index Futures	17	2,213,928	Jun–22	67,778

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Futures Contracts Long: (Continued)	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
WTI Crude Oil Futures	3	$300,840	Apr–22	$11,558
WTI Crude Oil Futures	6	591,120	May–22	(24,879)
WTI Crude Oil Futures	4	358,400	Nov–22	(22,338)
		$50,191,420		$952,280
Futures Contracts Short:
Amsterdam Index Futures	14	$(2,242,621)	Apr–22	$(45,643)
CAC 40® 10 Euro Index Futures	14	(1,031,080)	Apr–22	4,082
Canada 10-Year Bond Futures	35	(3,655,241)	Jun–22	35,484
Canadian Dollar Currency Futures	22	(1,761,980)	Jun–22	(44,682)
Cocoa Futures	34	(901,000)	May–22	(35,627)
Coffee “C” Futures	6	(509,513)	Jul–22	468
Copper Futures	6	(712,650)	May–22	(24,700)
DAX MINI Index Futures	18	(1,436,986)	Jun–22	(2,130)
Euro FX Currency Futures	36	(4,994,550)	Jun–22	(35,625)
Euro STOXX 50® Futures	15	(634,379)	Jun–22	(33,433)
Euro-BOBL Futures	60	(8,553,082)	Jun–22	92,793
Euro-Bund Futures	33	(5,792,082)	Jun–22	164,588
Euro-Schatz Futures	51	(6,247,530)	Jun–22	17,410
Japan 10-Year Bond Futures	4	(4,918,679)	Jun–22	13,882
Japanese Yen Currency Futures	87	(8,958,281)	Jun–22	252,207
Kansas City Hard Red Winter Wheat Futures	5	(257,437)	May–22	(22,952)
Lean Hogs Futures	9	(434,250)	Jun–22	(7,821)
Live Cattle Futures	16	(877,600)	Jun–22	298
Long Gilt Futures	40	(6,370,151)	Jun–22	60,943
MSCI EAFE Index Futures	9	(964,980)	Jun–22	(20,760)
MSCI Emerging Markets Index Futures	48	(2,701,200)	Jun–22	(47,571)
Nasdaq 100 E-mini Futures	4	(1,189,500)	Jun–22	(79,380)
NIKKEI 225 (OSE) Futures	2	(457,204)	Jun–22	(44,284)
Palladium Futures	1	(225,560)	Jun–22	26,390
Platinum Futures	14	(697,060)	Jul–22	13,255
Sugar #11 (World) Futures	33	(720,350)	Apr–22	(21,783)
Swiss Franc Currency Futures	9	(1,222,988)	Jun–22	(18,394)
TOPIX Futures	3	(479,670)	Jun–22	(39,182)
U.S. 10-Year Treasury Note Futures	23	(2,826,125)	Jun–22	59,591
U.S. 2-Year Treasury Note Futures	39	(8,264,953)	Jun–22	92,860
U.S. 5-Year Treasury Note Futures	25	(2,867,188)	Jun–22	46,165
U.S. Treasury Bond Futures	10	(1,500,625)	Jun–22	27,922
U.S. Treasury Ultra Bond Futures	5	(885,625)	Jun–22	(516)
Wheat Futures	8	(400,800)	Jul–22	6,613
		$(85,692,920)		$390,468
	Total	$(35,501,500)		$1,342,748

(a)	Rate shown reflects yield as of March 31, 2022.

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$ 100,000	$ 100,000	$ —	$ —
Futures Contracts	2,188,193	2,188,193	—	—
Total	$ 2,288,193	$ 2,288,193	$—	$—

LIABILITIES TABLE
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (845,445)	$ (845,445)	$ —	$ —